Document and Entity Information	0 Months Ended
May 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Feb. 19, 2013
Document Effective Date	Feb. 19, 2013
Prospectus Date	Feb. 19, 2013
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - StoneCastle Treasurer Class Shares
Risk/Return:
Trading Symbol	SCNYX
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	MDSIX